UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:       811-8002
                                      ------------------------

                    JAPAN SMALLER CAPITALIZATION FUND, INC.
   -----------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                          Two World Financial Center
                            Building B, 22nd Floor
                         New York, New York 10281-1712
   -----------------------------------------------------------------------
                   (Address of principal executive offices)

                               Hiroshi Terasaki
                    Japan Smaller Capitalization Fund, Inc.
                          Two World Financial Center
                            Building B, 22nd Floor
                         New York, New York 10281-1712
   -----------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 833-0018
                                                    --------------

Date of fiscal year end:       February 28, 2006
                         ---------------------------

Date of reporting period:      June 1, 2005 - November 30, 2005
                          ----------------------------------------------

Item 1.  Schedule of Investments


                                                                    Schedule A


                                    JAPAN SMALLER CAPITALIZATION FUND, INC.
                                            SCHEDULE OF INVESTMENTS
                                     IN SECURITIES OF UNAFFILIATED ISSUERS
                                                 November 30, 2005


                                                                                                                           % of
                                                                                           Market        Unrealized         Net
                                                                   Shares    Cost          Value         Gain/Loss       Assets
                                                                  -------    ----------    ----------    ----------      ------
EQUITY SECURITIES
Automotive Equipment and Parts
F.C.C. Co., Ltd........................................            47,000    $1,809,004    $2,163,944      $354,940        1.0
 Clutches and facings
Musashi Seimitsu Industry Co., Ltd.....................           236,800     3,882,021     6,074,585     2,192,565        2.7
 Ball joints, camshafts and gears
Nissin Kogyo Co., Ltd..................................            29,200       644,363     1,368,807       724,444        0.6
 Brake systems
Nittan Valve Co, Ltd...................................           366,500     2,430,106     4,223,133     1,793,028        1.9
 Engine valves
Sanoh Industrial Co., Ltd..............................           254,400     1,784,177     1,915,307       131,130        0.9
 Tubes, wires and electrical products
Toyo Tire & Rubber Co., Ltd............................           287,000     1,533,191     1,419,712      (113,479)       0.5
Tires
Unipres Corporation....................................           219,300     1,840,380     2,143,982       303,602        1.0
 Press processed automobile parts                                            ----------    ----------     ---------      ------
Total Automotive Equipment and Parts.....................................    13,923,241    19,309,471     5,386,230       8.6
                                                                             ==========    ==========     =========      ======


Banks and Finance
The Bank of Fukuoka, Ltd. .............................           303,000     1,632,072     2,276,140       644,068        1.0
 Deposits, loans and exchange transactions
IBJ Leasing Company, Limited...........................            52,800       898,824     1,045,632       146,808        0.6
 Leases general machinery, aircrafts and computer
Kansai Urban Banking Corporation.......................           685,000     1,220,065     3,199,624     1,979,559        1.4
 General banking services
The Tokyo Star Bank Ltd+...............................               620     2,247,894     2,118,905      (128,989)       1.0
General banking services                                          -------    ----------    ----------     ---------      ------
Total Banks and Finance..................................................     5,998,855     8,640,301     2,641,446        3.9
                                                                             ==========    ==========     =========      ======


Chemicals and Pharmaceuticals
Asahi Denka Co., Ltd...................................           178,000     1,875,962     2,516,616       640,654        1.1
 Resin, insulators, and processed fat/oil products
Kanto Denka Kogyo Co., Ltd.............................           320,000     1,130,337     1,125,715        (4,622)       0.5
 Chemicals and metals
Koatsu Gas Kogyo Co., Ltd..............................           207,000     1,052,245     1,193,482       141,237        0.5
 High-pressured gases
Shizuokagas Co., Ltd...................................           340,000     1,004,214     2,429,079     1,424,865        1.1
 Natural gas supplier                                                        ----------    ----------     ---------      ------
Total Chemicals and Pharmaceuticals......................................     5,062,758     7,264,892     2,202,134        3.2
                                                                             ==========    ==========     =========      ======


Electric
Mirai Industry Co., Ltd................................           247,700     2,344,842     2,618,262       273,420        1.2
 Plastic molded electric materials                                           ----------    ----------     ---------      ------
Total Electric...........................................................     2,344,842     2,618,262       273,420        1.2
                                                                             ==========    ==========     =========      ======


Electronics
Alpine Electronics, Inc................................            70,000       984,550       942,302       (42,248)       0.4
 Automobile audio and video products
Chiyoda Integre Co., Ltd...............................                20           429           548           119        0.0
 Electronic components
Cosel Co., Ltd.........................................            22,900       479,691       709,914       230,223        0.3
 Electrical machinery
Dainippon Screen Mfg Co. Ltd...........................           303,000     1,448,505     2,357,159       908,654        1.1
 Electronic Components
Elpida Memory, Inc+....................................            35,000     1,069,788     1,011,907       (57,881)       0.5
 Electronic components
Iriso Electronics Co., Ltd.............................            50,200     1,146,839     1,677,878       531,039        0.9
 Electronic connectors


                                    JAPAN SMALLER CAPITALIZATION FUND, INC.
                                            SCHEDULE OF INVESTMENTS
                                     IN SECURITIES OF UNAFFILIATED ISSUERS
                                                 November 30, 2005


                                                                                                                           % of
                                                                                           Market        Unrealized         Net
                                                                   Shares    Cost          Value         Gain/Loss       Assets
                                                                  -------    ----------    ----------    ----------      ------
Kuroda Electric Co., Ltd...............................           119,200    $1,372,826    $1,886,483      $513,656        0.7
 Materials and components
Meiko Electronics Co., Ltd.............................           116,300     3,178,149     5,927,972     2,749,823        2.6
 Printed circuit boards
Nitto Kogyo Corporation................................            71,300       935,187     1,161,176       225,989        0.5
 Power switchboards
Total Electronics........................................................    10,615,964    15,675,338     5,059,375        7.0
                                                                             ==========    ==========     =========      ======

Food Manufacturing
Ariake Japan Co., Ltd..................................            50,083     1,021,687     1,096,448        74,761        0.5
 Natural seasonings
Ozeki Co., Ltd.........................................            90,800     2,831,843     2,291,339      (540,504)       1.0
 Supermarket chain
Plenus Co., Ltd........................................            16,460       494,520       413,993       (80,527)       0.3
 Japanese lunch-boxes
Sansei Foods Co., Ltd..................................            79,700     1,706,150     1,488,444      (217,706)       0.7
 Candy products
Warabeya Nichiyo Co., Ltd..............................            93,100     1,771,338     1,433,744      (337,594)       0.6
 Japanese lunch-boxes                                                        ----------    ----------     ---------      ------
Total Food Manufacturing.................................................     7,825,538     6,723,968    (1,101,570)       3.0
                                                                             ==========    ==========     =========      ======


Information and Software
Argo Graphics Inc......................................            68,800     1,037,183     1,736,169       698,986        0.8
 Computer aided design software
Jastec Co., Ltd........................................           106,800     2,083,176     2,070,407       (12,768)       0.9
 Applications software
Koei Co. Ltd...........................................            94,100     2,498,033     2,610,503       112,470        1.2
Video game software
Kyowea Exeo Corporation................................           110,000       966,893     1,202,256       235,363        0.4
 Designs, constructs, maintains communication and
 electrical facilities
Sorun Corporation......................................           253,500     1,655,994     1,592,914       (63,080)       0.7
 Computer software development
Sumisho Computer Systems Corporation...................                14           319           242           (77)       0.0
 Computer software development
Tecmo, Ltd.............................................            71,300       766,546       701,233       (65,312)       0.3
 Computer game software                                                      ----------    ----------     ---------      ------
Total Information and Software...........................................     9,008,144     9,913,725       905,581        4.4
                                                                             ==========    ==========     =========      ======


Iron and Steel
Nakayama Steel Works Ltd...............................           213,000       913,109       984,241        71,132        0.4
 Wire rods, steel bars, and C-shaped steel products
Neturen Co., Ltd.......................................           135,800     1,049,348     1,104,102        54,754        0.5
 Metal processors
Sanyo Special Steel Co., Ltd...........................           931,000     4,015,235     6,908,109     2,892,875        3.1
 Specialty steel products
Yodogawa Steel Works, Ltd..............................           329,000     1,868,368     1,927,128        58,760        0.8
 Surface-treated steel sheets and plates                                     ----------    ----------     ---------      ------
Total Iron and Steel.....................................................     7,846,060    10,923,580     3,077,520        4.9
                                                                             ==========    ==========     =========      ======


Machinery and Machine Tools
Hitachi Construction Machinery Co., Ltd.................          354,100     5,228,237     6,894,113     1,665,877        3.1
Construction machinery
Makino Milling Machine Co., Ltd.........................          398,000     2,371,108     3,651,590     1,280,482        1.6
 Industrial machinery
Nachi-Fujikoshi Corp....................................          750,000     2,163,291     3,653,645     1,490,354        1.6
 Machine tools
NS Tool Co., Ltd........................................            5,500       284,499       294,130         9,631        0.0
 Industrial cutting tools


                                    JAPAN SMALLER CAPITALIZATION FUND, INC.
                                            SCHEDULE OF INVESTMENTS
                                     IN SECURITIES OF UNAFFILIATED ISSUERS
                                                 November 30, 2005


                                                                                                                           % of
                                                                                           Market        Unrealized         Net
                                                                   Shares    Cost          Value         Gain/Loss       Assets
                                                                  -------    ----------    ----------    ----------      ------
Senshu Electric Co., Ltd.................................          28,400      $531,622      $598,020        66,398        0.3
Electric wire and cables
Shibaura Mechatronics Corporation........................         165,000     1,471,583     1,637,936       166,353        0.7
 Semiconductor machinery
Shimadzu Corporation.....................................         265,000     1,435,772     1,842,323       406,551        0.8
 Precision tools and equipment
Sintokogio, Ltd..........................................         226,000     1,826,584     2,602,281       775,697        1.2
 Engineering equipment
Tsubaki Nakashima Co., Ltd...............................         138,500     1,718,567     2,278,726       560,159        1.0
 Bearing balls, blowers and precision ball screws
Yamazen Corporation......................................         308,000       941,258     2,058,910     1,117,652        0.9
 Machinery and tools                                                         ----------    ----------     ---------      ------
Total Machinery and Machine Tools........................................    17,972,520    25,511,673     7,539,153       11.4
                                                                             ==========    ==========     =========      ======


Miscellaneous Manufacturing
Bunka Shutter Co., Ltd...................................         231,000     1,304,898     1,260,439       (44,460)       0.6
 Light and heavy weight shutters
Daikoku Denki Co., Ltd...................................          78,600     2,201,288     1,990,040      (211,248)       0.9
 Leisure and recreational products
Dainichi Co., Ltd........................................          83,800       745,429       909,599       164,169        0.4
 Oil heating equipment
Dowa Mining Co., Ltd.....................................         473,000     2,997,667     4,138,132     1,140,466        1.9
 Produces various metal-related products
Hamamatsu Photonics K.K..................................         150,000     3,407,951     3,547,107       139,156        1.6
 Electron tubes, semiconductors, and image processors
Kimmon Manufacturing Co. Ltd+............................         337,000       954,469       951,794       (2,675)        0.4
 Produces various electronic measurement equipments
Mani, Inc................................................          66,300     1,160,436     3,988,803     2,828,367        1.8
 Medical goods and equipment
Mitsubishi Materials Corporation+........................         604,000     2,025,602     2,452,843       427,241        1.1
 Non-ferrous metals
Nichias Corporation......................................         420,000     1,887,724     2,421,558       533,834        1.1
 Building and construction materials
Nichiha Corporation......................................          76,100       959,621     1,122,344       162,723        0.5
 Ceramic exterior walls and fiber boards
Nippon Kodoshi Corp......................................         103,000     1,422,095       831,402      (590,694)       0.4
 Paper for electric insulation
SK Kaken Co., Ltd........................................          49,500     1,188,490     1,513,850       325,360        0.7
 Paints
Topcon Corporation.......................................          60,000       981,275     1,779,820       798,545        0.8
 Medical instruments
Toppan Forms Co.,Ltd.....................................          32,000       444,533       435,847        (8,686)       0.2
 Commercial printing
Total Miscellaneous Manufacturing........................................    21,681,478    27,343,578     5,662,100       12.2
                                                                             ==========    ==========     =========      ======

Oil and Gas
Teikoku Oil Co., Ltd.....................................         252,000     1,890,462     2,821,642       931,180        1.3
 Oil and natural gas                                                         ----------    ----------     ---------      ------
Total Oil and Gas........................................................     1,890,462     2,821,642       931,180        1.3
                                                                             ==========    ==========     =========      ======


Real Estate and Warehouse
Daibiru Corporation.......................................        315,000     2,263,529     2,782,160       518,631        1.2
 Leases office buildings, apartments and hotels
Leopalace21 Corporation...................................        197,700     4,023,396     6,343,581     2,320,185        2.8
 Property manager
Sanko Soflan Company Inc..................................        138,000       931,642     1,349,154       417,512        0.7
 Designs and constructs housing



                                    JAPAN SMALLER CAPITALIZATION FUND, INC.
                                            SCHEDULE OF INVESTMENTS
                                     IN SECURITIES OF UNAFFILIATED ISSUERS
                                                 November 30, 2005


                                                                                                                           % of
                                                                                           Market        Unrealized         Net
                                                                   Shares    Cost          Value         Gain/Loss       Assets
                                                                  -------    ----------    ----------    ----------      ------
Restaurants
Doutor Coffee Co., Ltd....................................        141,200     2,746,148     2,967,353       221,205        1.3
Coffee shop chains
Saint Marc Co., Ltd+......................................         48,300     1,630,894     2,990,625     1,359,731        1.3
 Restaurants and bakery shop chain
Yoshinnoya D&C Co. Ltd....................................            669     1,006,046     1,229,831       223,785        0.6
Fast food chain                                                              ----------    ----------     ---------      ------
Total Restaurants........................................................    12,601,655    17,662,703     5,061,048        7.9
                                                                             ==========    ==========     =========      ======


Retail
Arc Land Sakamoto Co., Ltd................................         41,800       650,594       782,386       131,792        0.4
 Operates home centers
IK Co., Ltd...............................................             43       109,363       113,541         4,178        0.1
 Used Motorcycle Dealer
Joshin Denki Co., Ltd.....................................        532,000     2,339,383     3,920,819     1,581,436        1.8
 Household appliances and computers
Kirindo Co. Ltd...........................................         30,100       326,947       330,993         4,046        0.2
 Drug Store Chain
Komeri Co., Ltd...........................................         46,900     1,325,972     1,720,418       394,446        0.8
 Building products
Meganesuper Co., Ltd......................................        193,760     2,749,736     2,509,530     (240,206)        1.1
 Eye glasses chain
Ryohin Keikaku Co., Ltd...................................         45,700     2,334,026     3,009,116       675,090        1.3
 Knitwears, food and household items
Shimachu Co., Ltd.........................................         59,000     1,464,575     1,646,626       182,051        0.6
 Furniture and home goods
Village Vanguard Co., Ltd. ...............................            229     1,751,520     3,922,707     2,171,187        1.8
 Books, cd's, videos and office supplies
Yaoko Co., Ltd............................................         44,900       957,661     1,050,512        92,851        0.5
Supermarkets                                                                 ----------    ----------     ---------      ------
Total Retail.............................................................    14,009,777    19,006,648     4,996,871        8.5
                                                                             ==========    ==========     =========      ======


Services
Alps Logistics Co., Ltd...................................         93,300       715,946     1,847,679     1,131,733        0.8
 Transportation
Daiwa Logistics Co., Ltd..................................         29,300       221,903       263,192        41,289        0.1
 Transports housing materials and builidng steel frames
Funai Consulting Co., Ltd.................................         61,500       748,463       958,408       209,945        0.4
 Management and financial consulting
Hitachi Transport System, Ltd.............................         81,000       619,537       803,401       183,864        0.4
 Freight truck and marine transportation
Maeda Road Construction Co., Ltd..........................         94,000       674,282       659,001       (15,280)       0.3
 Constructs highways, runways, and harbor facilities
Meiko Network Japan Co., Ltd..............................        213,400     1,082,621     1,185,803       103,182        0.5
Private schools and academic tutoring
Obayashi Corporation......................................        322,000     1,622,900     2,276,265       653,365        1.0
 General contractor
Space Co., Ltd............................................         58,100       736,768       822,891        86,123        0.3
 Interior design and display work
Sumikin Bussan Corp.......................................        860,000     2,202,289     2,874,452       672,163        1.3
 General trading firm
Tohokushinsha Film Corporation............................         79,800     1,254,729     2,213,796       959,067        1.0
 Produces tv programs, movies and commercial films
Vic Tokai Corporation.....................................         68,400       630,258       767,017       136,759        0.3
 Information and telecommunication
Yahagi Construction Co. Ltd...............................        142,000       710,666       825,837       115,171        0.4
 General contractor
Yusen Air & Sea Service Co., Ltd..........................         46,500     1,612,589     1,853,395       240,806        0.8
 Domestic and international air freight forwarding                           ----------    ----------     ---------      ------
Total Services...........................................................    12,832,951    17,351,137     4,518,186        7.7
                                                                             ==========    ==========     =========      ======


Telecommunications
Daimei Telecom Engineering Corp...........................        226,000     1,890,566    2,568,289        677,723         1.2
 Telecommunication wire installations
Jupiter Telecommunications Co., Ltd+......................          2,454     2,005,707    1,902,914      (102,794)         0.9
                                                                             ----------    ----------     ---------      ------


                                    JAPAN SMALLER CAPITALIZATION FUND, INC.
                                            SCHEDULE OF INVESTMENTS
                                     IN SECURITIES OF UNAFFILIATED ISSUERS
                                                 November 30, 2005


                                                                                                                           % of
                                                                                            Market       Unrealized         Net
                                                                   Shares    Cost           Value        Gain/Loss       Assets
                                                                  -------  ------------  ------------   -----------      ------
 Cable television broadcasting
Total Telecommunications.................................................    $3,896,273    $4,471,203      $574,929        2.0
                                                                           ============  ============   ===========      ======

Textiles and Apparel
Seiren Co., Ltd...........................................         80,000       740,560     1,102,987       362,427        0.4
 Dyeing processor of filament fibers
Workman Co., Ltd..........................................         79,300     1,548,924     2,557,744     1,008,820        1.1
 Uniforms                                                                  ------------  ------------   -----------      ------

Total Textiles and Apparel...............................................     2,289,484     3,660,731     1,371,247        1.6
                                                                           ============  ============   ===========      ======

Transportation
Keisei Electric Railway Co., Ltd..........................        332,000     1,614,165     2,219,344       605,179        1.0
 Passenger rail and bus transportation                                     ------------  ------------   -----------      ------
Total Transportation.....................................................     1,614,165     2,219,344       605,179        1.0
                                                                           ============  ============   ===========      ======

Wholesale
Hitachi High-Technologies Corporation......................       133,100     2,064,939     2,913,909       848,970        1.3
 Computers and electrical devices
Kondotec, Inc..............................................       205,500     1,400,365     2,172,196       771,831        1.0
 Construction materials
Meiko Shokai Co., Ltd......................................        63,400       993,359     1,242,306       248,947        0.6
 Office equipment
Rentrak Japan Co., Ltd.....................................       291,700     2,536,598     3,119,916       583,318        1.4
 Videocassettes and DVDs
Ryoden Trading Co., Ltd....................................       125,000       873,137       948,402        75,265        0.4
 Electronic components
Ryosan Co., Ltd............................................        41,400     1,003,483     1,072,404        68,921        0.5
 Electronic parts
Shinko Shoji Co., Ltd......................................       110,000       960,246     1,403,551       443,305        0.6
 Electronic parts
Takachiho Electric Co., Ltd................................        28,500       350,315       396,511        46,196        0.2
 Electronic parts, optical materials and equipment
Takihyo Co., Ltd...........................................       173,000       667,942       663,522       (4,420)        0.3
 Apparel, accessories and interior products
Takihyo Co., Ltd-W/I.......................................        99,500       385,173       378,295       (6,878)        0.2
 Apparel, accessories and interior products
Tomen Electronics Corporation..............................         9,000       224,794       216,587       (8,207)        0.1
 Semiconductors and electronic equipment
Yuasa Trading Co., Ltd.+...................................     2,903,000     5,456,308     6,355,429       899,122        2.8
 Industrial machinery                                                      ------------  ------------   -----------      ------
Total Wholesale..........................................................    16,916,659    20,883,029     3,966,370        9.3
                                                                           ============  ============   ===========      ======

TOTAL INVESTMENTS IN EQUITY SECURITIES...................................  $168,330,826  $222,001,225   $53,670,398       99.0
                                                                           ============  ============   ===========      ======




                                                                                                                               % of
                                                            Principal                           Market         Unrealized       Net
                                                               Amount          Cost             Value          Gain/Loss     Assets
                                                               ------          ----             -----          ---------     ------
INVESTMENTS IN FOREIGN CURRENCY
Hong Kong Shanghai Bank- Tokyo
  Non- interest bearing account..............JPY...289,071,276                 $2,415,469      $2,415,469             $0        1.1
                                                                               ----------   -  -----------            ---       ----
TOTAL INVESTMENTS IN FOREIGN CURRENCY................................           2,415,469       2,415,469              0        1.1
                                                                               ----------   -  -----------            ---       ---

TOTAL INVESTMENTS ...................................................        $170,746,296    $224,416,694    $53,670,398      100.1
                                                                             ------------   - -----------    ------------     ------

OTHER ASSETS LESS LIABILITIES, NET..........................................................    ($248,968).                    (0.1)
                                                                                                ----------                     -----

NET ASSETS.................................................................................. $224,167,726 .                   100.0
                                                                                             =============                    ======

 + Non-Income Producing Security
 * Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $56,570,733. Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $2,900,335.

  Portfolio securities and foreign currency holdings were translated at the following exchange rate as of November 30, 2005.

                           Japanese Yen                119.68   =$1.00

Item 2.  Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

(a) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JAPAN SMALLER CAPITALIZATION FUND, INC.



By:     /s/ Hiroshi Terasaki
        Hiroshi Terasaki, President
        (Principal Executive Officer)

Date:   January 27, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.




By:     /s/ Rita Chopra-Brathwaite
        Rita Chopra-Brathwaite, Treasurer
        (Principal Financial Officer)

Date:   January 27, 2006